Other Income (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Share of income from joint ventures and associates	$ (1.8)	$ (1.5)
Unrealized gain on equity securities	(13.9)	(0.7)
Other	(1.5)	0.1
Total other income	$ (17.2)	$ (2.1)